LIQUIDITY AND GOING CONCERN CONSIDERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY AND GOING CONCERN CONSIDERATIONS

NOTE 3 - LIQUIDITY AND GOING CONCERN CONSIDERATIONS

The accompanying interim condensed financial statements have been prepared assuming that the Company will continue as a going concern. The Company’s financial position and operating results raise substantial doubt about the Company’s ability to continue as a going concern, as reflected by the net loss of approximately $0.5 million, and cash used in operations of approximately $0.185 million for the three months ended March 31, 2025.

The Company also had a working capital deficit and accumulated deficit and deficit in stockholders’ equity of approximately $7.0 million, $42.8 million and $5.0 million, respectively, at March 31, 2025. The ability of the Company to continue as a going concern for one year from the date these financial statements are issued is dependent upon commencing operations, developing sales and obtaining additional capital and financing. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. The Company is currently seeking additional capital to allow it to continue its research and development and related activities.

NOTE 3 - LIQUIDITY AND GOING CONCERN CONSIDERATIONS

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company’s financial position and operating results raise substantial doubt about the Company’s ability to continue as a going concern, as reflected by the net loss of approximately $3.4 million and cash used in operations of approximately $1.0 million. The Company also had a working capital deficit and accumulated deficit and deficit in stockholders’ equity of approximately $6.9 million, $41.8 million and $4.9 million, respectively, at December 31, 2024. The ability of the Company to continue as a going concern is dependent upon commencing operations, developing sales and obtaining additional capital and financing. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. The Company is currently seeking additional capital to allow it to continue its research and development and related activities.

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2024 and 2023